Note 28 - Non Controlling Interest	6 Months Ended
Jun. 30, 2020
Non Controlling interests
Non Controlling Interest Explanatory

28. Non-controlling interest

The table below is a breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of total equity in the accompanying consolidated balance sheets is as follows:

Non-controlling interests: breakdown by subgroups (Millions of Euros)
	June 2020	December 2019
Garanti BBVA	3,988	4,240
BBVA Peru	1,222	1,334
BBVA Argentina	439	422
BBVA Colombia	65	76
BBVA Venezuela	66	71
Other entities	55	57
Total	5,836	6,201

These amounts are broken down by groups of consolidated entities under the heading “Profit for the year- Attributable to minority interests (non-controlling interest)” in the accompanying consolidated income statements:

Profit attributable to non-controlling interests (Millions of Euros)
	June 2020	June 2019
Garanti BBVA	274	291
BBVA Peru	39	115
BBVA Argentina	18	60
BBVA Colombia	2	5
BBVA Venezuela	(2)	2
Other entities	3	2
Total	333	475